Related Party Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Notes Payable
8.	Related Party Notes Payable

The Company has been significantly funded by notes payable from related parties. These related parties include employees as well as affiliates of employees, affiliates, and other companies controlled or previously controlled by the Company’s founder and Chief Product and User Ecosystem Officer.

Related party notes payable consists of the following as of September 30, 2022:

Note Name	Contractual Maturity Date	Contractual Interest Rates	Balance as of September 30, 2022	Interest Expense for the Three Months Ended September 30, 2022	Interest Expense for the Nine Months Ended September 30, 2022
Related party notes – China(1)	Due on Demand	18%	$8,451	$996	$2,931
Related party notes – China various other	Due on Demand	—%	3,802	—	—
			$12,253	$996	$2,931

(1)	As of September 30, 2022, the Company was in default on a related party note with a principal value of $8,451.

The estimated fair value of the related party notes payable, which are not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $12,726 and $13,337 as of September 30, 2022 and December 31, 2021, respectively.

Related party notes payable consists of the following as of December 31, 2021:

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China	Due on Demand	18%	$9,411	$9,411
Related party notes - China various other	Due on Demand	0%	4,244	4,244
Total related party notes payable			$13,655	$13,655

9. Related Party Notes Payable

The Company has been significantly funded by notes payable from related parties. These related parties include employees as well as affiliates of employees and affiliates and other companies controlled or previously controlled by the Company’s founder and former CEO.

In connection with the findings of the Special Committee investigation (see Note 17, Subsequent Events), the Company found misclassifications in its Consolidated Financial Statements as of and for the year ended December 31, 2020, resulting in an understatement of related party notes payable and overstatement of notes payable by $32,952, an overstatement of accrued interest and understatement of related party accrued interest of $3,677, and an overstatement of interest expense and understatement of related party interest expense of $2,552. This also resulted in an understatement of payments of related party notes payable and overstatement of payments of notes payable of $1,652, an understatement of proceeds from related party notes payable and overstatement of proceeds from notes payable of $300 within financing cash flows for the year ended December 31, 2020, and an inappropriate caption of the line item Conversion of customer deposit to notes payable that should have been referred to as Conversion of related party customer deposit to related party notes payable in the supplemental disclosure of non-cash financing activities for the same period. The effects of the misstatement also resulted in the understatement of the disclosure of the changes in fair value of related party notes payable and overstatement of change in fair value of notes payable of $1,425 in Note 8, Fair Value of Financial Instruments. The misstatements did not affect any subtotals or totals on the Consolidated Balance Sheet as of December 31, 2020 and Consolidated Statements of Operations and Comprehensive Loss and Cash Flows for the year ended December 31, 2020. The Company concluded that such misstatements were not material to the previously issued financial statements, however, the Consolidated Balance Sheet as of December 31, 2020 and Consolidated Statements of Operations and Comprehensive Loss and Cash Flows for the year ended December 31, 2020 have been revised to correct for these misstatements

Related party notes payable consists of the following as of December 31, 2021:

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China(1)	Due on Demand	18.00%	$9,411	$9,411
Related party notes - China various other(2)	Due on Demand	0.00%	4,244	4,244
Total related party notes payable			$13,655	$13,655

Related party notes payable consists of the following as of December 31, 2020:

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates		Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Loss (Gain) on Extinguishments	Net Carrying Value at 12/31/2020
Related party note (3)	June 30, 2021	12.00%		$240,543	$—	$(861)	$204	$239,886
Related party note (4)	Due on Demand	15.00%		10,000	—	—	—	10,000
Related party notes – NPA tranche (5)	October 6, 2021	10.00%		27,593	5,356	—	—	32,949
Related party notes – China (1)	Due on Demand	18.00%		9,196	—	—	—	9,196
Related party notes – China various other (2)(6)	Due on Demand	0% coupon, 10.00% imputed		6,548	—	(190)	(22)	6,336
Related party notes – China various other (6)	Due on Demand	8.99%		1,410	—	—	(3)	1,407
Related party notes – Other (7)	Due on Demand	0.00%		424	—	—	—	424
Related party notes – Other (8)	June 30, 2021	6.99%		4,160	—	—	(50)	4,110
Related party notes – Other (9)	June 30, 2021	8.00%		6,452	—	—	(35)	6,417
Related party notes - Other (10)	June 30, 2021	1.52 8.99%, 8.00, 2.86	% % %	8,440	—	—	(137)	8,303
Related party notes – Other (11)	Due on Demand, June 30, 2021	8.99%, 6.99%		1,760	—	—	(11)	1,749
Related party notes – Other (12)	June 30, 2021	8.00%		11,635	—	—	(57)	11,578
Total related party notes payable				$328,161	$5,356	$(1,051)	$(111)	$332,355

(1)	In April 2017, the Company executed two separate note payable agreements with Chongqing Leshi Small Loan Co., Ltd. (“Chongqing”), for total principal of $8,742. Chongqing was previously controlled by the Company’s founder and former CEO and is a small banking institution. The notes payable matured on April 16, 2018, have no covenants, and are unsecured. The notes bore interest during the note term at 12.00% per annum. As the notes are in default as of December 31, 2021 and 2020, the outstanding balance is subject to an 18.00% compounding interest rate per annum.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$9,411	$9,196
Accrued interest	11,231	7,646
Interest expense	3,369	2,641
Foreign exchange (gain) loss on principal	810	595
Foreign exchange (gain) loss on accrued interest	679	463

(2)	The Company issued the following notes with various related parties in China.

In 2018, the Company entered into a $700 note payable with an employee. The note was payable on demand and bears interest at 0% per year. The note had no covenants and was unsecured. The note payable was in default as of December 31, 2020.

Due to the note payable having an interest rate below market rates, the Company imputed interest upon entering into the note payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangement. During the years ended December 31, 2021 and 2020, the Company recognized interest expense of $16 and $34, respectively, related to the accretion of the debt discount. As of December 31, 2020, the unamortized debt discount was $16. The Company reclassified the $730 carrying value of this loan from related party notes payable to notes payable during the year ended December 31, 2021 when the employee left the employment of the Company.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$737
Interest expense	16	34
Foreign exchange (gain) loss on principal	30	48
Reclassification to notes payable	730	—

The Company has various other unsecured related party borrowings totaling $4,244 at December 31, 2021. These borrowings do not have stated terms or a stated maturity date.

Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangements. During the years ended December 31, 2021 and 2020, the Company recognized interest expense of $141 and $310, respectively, related to the accretion of the debt discount. The unamortized debt discount was immaterial for the years ended December 31, 2021 and 2020. The Company made principal payments of $900 during the year ended December 31, 2021.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$4,244	$5,045
Interest expense	141	310
Foreign exchange (gain) loss on principal	99	326
Principal payments in cash	900	—

The Company settled select related party notes payable during the year ended December 31, 2021 through the conversion of related party notes payable and accrued interest into Class A Common Stock just prior to the Business Combination and with a combination of cash payments and commitment to issue Class A Common Stock in settlement of outstanding principal plus accrued interest and conversion premiums pursuant to the Closing of the Business Combination, as follows:

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net Carrying Value at 12/31/2020	Amortization of Discounts & Fair Value Adjustments	Accrued Interest at Settlement	Borrowing	Cash Payments of Principal and Interest	Equity Settlements of Principal and Interest	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Related party note(3)	June 30, 2021	12.00%	$220,690	$657	$73,448	$—	$—	$(294,795)	$—	$—
Settlement in the Business Combination:
Related party note(3)	June 30, 2021	12.00%	19,196	—	—	—	—	(19,196)		7,256
Related party note(4)	Due on Demand	15.00%	10,000	—	3,708	—	(13,708)	—	—	—
Related party notes – NPA tranche(5)	October 9, 2021	10.00%	32,949	163	5,728	—	(27,593)	(11,247)	—	4,257
Related party notes – China various other(6)	Due on Demand	0% coupon, 10.00% imputed	774	—	—	—	—	(774)	—	292
Related party notes – China other(6)	Due on Demand	8.99%	1,407	3	44	—	—	(1,454)	—	550
Related party notes – Other(7)	Due on Demand	0.00%	424	—	—	200	(624)	—	—	—
Related party notes – Other(8)	June 30, 2021	6.99%	4,110	50	—	—	—	(4,160)	—	1,572
Related party notes – Other(9)	June 30, 2021	8.00%	6,417	35	1,195	—	—	(7,647)	—	2,891
Related party notes – Other(10)	June 30, 2021	1.52%,8.99%, 8.00%, 2.86%	8,303	137	819	—	—	(9,259)	—	3,500
Related party notes – Other(11)	Due on Demand, June 30, 2021	8.99%, 6.99%	1,749	11	378	—	—	(2,138)	—	808
Related party notes – Other(12)	June 30, 2021	8.00%	11,578	57	1,693	—	—	(13,328)	—	5,038
Subtotal settlements in the Business Combination			96,907	456	13,565	200	(41,925)	(69,203)	—	26,164
Total			$317,597	$1,113	$87,013	$200	$(41,925)	$(363,998)	$—	$26,164

Closing of the Business Combination

As described in Note 3, Business Combination, in conjunction with the Closing of the Business Combination, the Company paid $41,925 in cash and a commitment to issue 6,921,814 shares of Class A Common Stock to settle related party notes payable principal amounts of $91,420, net carrying amounts of $96,907 and accrued interest of $13,565. Where the Company converted related party notes payable into Class A Common Stock, the Company recorded a loss at settlement of the related party notes payable of $26,164 in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021 due to converting the related party notes payable at $10.00 per share which was below the fair value of the stock on the date of conversion.

(3)	During 2016, Faraday & Future (HK) Limited (“F&F HK”) and Leview Mobile (HK) Ltd. (“Leview”) provided the Company with cash contributions for a total of $278,866. F&F HK was previously controlled by the Company’s founder and former CEO and Leview is controlled by the Company’s founder and former CEO. On March 30, 2018, the cash funding was restructured via an agreement in the form of notes payable bearing an annual interest rate of 12.00% and maturing on December 31, 2020. The notes payable are unsecured and there are no covenants associated with these notes payable.

Faraday & Future (HK) Limited

F&F HK provided an aggregate principal loan in the total sum of $212,007 to the Company as part of the agreement on March 30, 2018. On June 27, 2019, the Company entered into a note payable cancellation agreement for a portion of the note payable with F&F HK effective January 1, 2019 and simultaneously the note payable was assumed by a third-party lender. The agreement cancelled $48,374 of principle and $5,805 of unpaid interest due to F&F HK. There was no loss or gain on the extinguishment of note payable due to the net carrying amount of the note payable extinguished being equivalent to the reacquisition price of the new note payable.

Leview Mobile (HK) Ltd

Leview provided an aggregate principal loan in the total sum of $66,859 to the Company as part of the agreement on March 30, 2018.

Beijing Bairui Culture Media, Co. Ltd

Between December 2017 and July 2018, the Company executed several notes payable agreements with Beijing Bairui Culture Media Co., Ltd. (“Bairui”) for total principal of $27,329. Bairui was previously controlled by the Company’s founder and former CEO. Each note payable originally matured one year after its issuance. The notes payable originally bore interest of 0% per annum. The notes payable were unsecured and there were no covenants associated with these notes payable. During the year ended December 31, 2019, Bairui forgave $2,487 of the outstanding notes payable.

Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a notes payable discount and a capital contribution due to the related party nature of the arrangements.

On January 1, 2020, the Company executed an amendment to consolidate the notes payable into one note for the same amount, extend the maturity date of this note payable to December 31, 2020, and increase the interest rate from 0% to 12%. Since the cash flows of the modified note payable exceeded the cash flows of the original notes payable by more than 10%, the modification was accounted for as an extinguishment with a loss on extinguishment of $314 recorded in (Loss) Gain at Settlement of Related Party Notes Payable, Notes Payable, and Vendor Payables in Trust, Net in the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2020. The net carrying value of the original note payable of $20,842 was replaced with a note payable with a fair value of $21,156. Additionally, accretion of $657 and $2,586 was recorded in Interest Expense during the years ended December 31, 2021 and 2020, respectively, related to the unamortized discount.

CYM Tech Holdings LLC

On August 28, 2020, the related party notes payable with F&F HK, Leview, and Bairui were restructured to consolidate the lenders and extend the maturity date through June 30, 2021, transferring both the principal and accrued interest to the new lender, CYM Tech Holdings LLC, wholly-owned subsidiary of members of management.

The related party notes payable that were restructured were the following:

Before Restructuring

Lender	Principal
Faraday & Future (HK) Limited	$149,081
Leview Mobile (HK) Ltd	66,859
Beijing Bairui Culture Media, Co. Ltd	24,603
Total	$240,543

After Restructuring

Lender	Principal
CYM Tech Holdings LLC	$240,543

The restructuring was accounted for as a troubled debt restructuring because the Company was experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured note payable exceed the net carrying value of the original notes payable due to the maturity date extension, the restructuring is accounted for prospectively with no gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company concluded that the conversion features do not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

On April 9, 2021, the Company executed agreements with CYM Tech Holdings LLC to convert their notes with principal amounts of $194,810 and accrued interest of $71,764 into the commitment to issue Class A Common Stock. Under the agreements, the notes ceased to accrue interest on March 31, 2021. On May 13, 2021, principal amounts of $90,869 and accrued interest of $43,490 were converted into shares of Legacy FF convertible preferred stock and on July 21, 2021, were converted into Class A Common Stock upon the closing of the Business Combination.

Prior to Closing of the Business Combination, the Company converted principal amounts of $130,479 and accrued interest of $29,958 into Class A Common Stock.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the remaining principal of $19,196.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$240,543
Accrued interest	—	64,827
Interest expense	8,801	10,134
Principal settled with equity	240,543	—
Interest settled with equity	73,448	—

(4)	In 2019, the Company borrowed $10,000 from Evergrande Health Industry Group Limited (“China Evergrande”). China Evergrande is an affiliate of a significant shareholder of the Company. The note payable matured on June 30, 2019. The note payable bore interest at an annual rate of 10.00% if repaid through June 30, 2019 and increased to 15.00% per annum thereafter. The note payable was unsecured and there were no covenants associated with this note payable.

In conjunction with the Closing of the Business Combination, the Company paid cash to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$10,000
Accrued interest	—	2,839
Interest expense	869	1,611
Principal payments in cash	10,000	—
Interest payments in cash	3,708	—

(5)	The Company issued 10% interest notes with various related parties through the Note Purchase Agreements (“NPA”).

On April 29, 2019, the Company executed the NPA with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA was $200,000.

All obligations due under the NPA bore interest of 10% per annum and are collateralized by a first lien, with second payment priority, on virtually all tangible and intangible assets of the Company.

On October 9, 2020, the Company entered into the Second Amended Restated NPA (“Second A&R NPA”) with Birch Lake and the lenders which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified Special Purpose Acquisition Company Merger (“Qualified SPAC Merger”), (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.

In May 2019, the Company executed a joinder agreement to the NPA with an employee for a convertible note payable with total principal of $1,650. The note payable matured on May 31, 2020 and the interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20.00% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $1,970 as of December 31, 2020.

In July 2019, the Company executed a joinder agreement to the NPA with a company owned by an employee for a convertible note payable with total principal of $16,462. The note payable originally matured on May 31, 2020 and the interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the note payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20.00% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $19,657 as of December 31, 2020.

In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$18,112
Accrued interest	—	2,635
Interest expense	1,064	1,840
Principal and conversion premium settled with equity	3,622	—
Interest settled with equity	3,638	—
Principal payments in cash	18,112	—
Interest payments in cash	62	62

In April 2019, the Company executed a joinder agreement to the NPA with a U.S. based investment firm for a convertible note payable with total principal of $8,581. The convertible note payable originally matured on May 31, 2020. The interest rate, collateral, and covenants were the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20% premium. The Company elected the fair value option for these notes payable. The note payable is collateralized by virtually all tangible and intangible assets of the Company.

In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$8,581
Accrued interest	—	1,418
Interest expense	496	861
Principal conversion premium settled with equity	1,716	—
Interest payments settled with equity	1,914	—
Principal payments in cash	8,581	—

In May 2019, the Company borrowed $900 through a note payable from a U.S. based investment firm under the NPA. The note payable originally matured on March 6, 2020 and bore interest of 10% per annum. In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$900
Accrued interest	—	143
Interest expense	50	90
Principal conversion premium settled with equity	180	—
Interest payments settled with equity	193	—
Principal payments in cash	900	—

(6)	The Company issued the following notes with various related parties in China.

In April 2017, the Company entered into a $728 note payable with an employee. The note originally matured on October 2, 2017 and bore interest at 0% per year. The note had no covenants and was unsecured.

Due to the note payable having an interest rate below market rates, the Company imputed interest upon executing the note payable resulting in a note payable discount and a capital contribution due to the related party nature of the arrangement.

On September 25, 2020, the notes payable was modified to extend the maturity to June 30, 2021 and add a conversion feature to allow conversion of the note payable into a variable number of SPAC shares if a Qualified SPAC Merger occurs. Since the conversion feature is substantive as it is reasonably possible to be exercised, this modification was accounted for as an extinguishment. The conversion feature does not require bifurcation because it is clearly and closely related to the debt host since the conversion does not involve a substantial premium or discount. The modification agreement and the accounting conclusions are collectively referred to as the September 2020 Modification. The Company recorded an immaterial gain on extinguishment and immaterial accretion of discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$766
Accrued interest	—	—
Interest expense	55	72
Principal settled with equity	774	—
Foreign exchange (gain) loss on principal	46	49

In February 2020, the Company borrowed $1,410 through a note payable from an employee. The note originally matured on August 14, 2020, bore interest at 8.99% per annum, had no covenants and was unsecured.

As a result of the September 2020 Modification, the Company recorded an immaterial gain on extinguishment and immaterial accretion of that discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,410
Accrued interest	—	69
Interest expense	41	111
Principal settled with equity	1,410	—
Interest settled with equity	44	—
Interest payments in cash	63	42
Proceeds	—	1,410

(7)	In December 2020, the Company entered into two notes payable for a total of $424. The notes payable did not have a stated maturity or bear interest. The notes had no covenants and were unsecured. In March 2021, the Company received a $200 bridge loan. The two notes payable totaling $424 and the $200 bridge loan were repaid in cash during the year ended December 31, 2021.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$424
Principal payments in cash	624	—
Proceeds	200	424

(8)	In November 2019 and December 2019, the Company executed three notes payable with an affiliated company for total principal of $4,160. The notes payable originally matured on December 31, 2020 and bore interest at 6.99%.

As a result of the September 2020 Modification, the Company recorded an immaterial gain on extinguishment and immaterial accretion of the discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,160
Accrued interest	—	313
Interest expense	211	293
Principal settled with equity	4,160	—
Interest settled with equity	474	—

(9)	Between January 2020 and August 2020, the Company executed nine notes payable with an affiliated company for a total of $8,422. The notes payable matured on December 31, 2020 and bear interest at 8%, besides one note for $500 which matured on June 30, 2020 and bore interest at 8%. The notes had no covenants and were unsecured.

As a result of the September 2020 Modification, the Company recorded an immaterial gain on extinguishment and immaterial accretion of discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$6,452
Accrued interest	—	435
Interest expense	321	435
Principal settled with equity	6,452	—
Interest settled with equity	721	—
Principal payments in cash	—	1,969
Proceeds	—	8,422

(10)	The Company issued the following notes with a related party.

In July 2017, the Company borrowed $22,400 through a note payable from an entity formerly controlled by the Company’s founder and former CEO. The note originally matured on December 31, 2019, bore interest at 1.52% per annum, had no covenants, and was unsecured. During 2017 and 2018, there were a total of $18,000 of principal payments. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,400
Accrued interest	—	314
Interest expense	37	84
Principal settled with equity	4,400	—
Interest settled with equity	351	—

In December 2020, the Company borrowed an additional $2,240 through a note payable from an entity formerly controlled by the Company’s founder and former CEO. The note originally matured on July 1, 2020, bore interest at 8.99% per annum, had no covenants, and was unsecured. In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$2,240
Accrued interest	—	202
Interest expense	111	185
Principal settled with equity	2,240	—
Interest settled with equity	313	—

In January 2020, the Company borrowed an additional $300 through a note payable from an entity formerly controlled by the Company’s founder and former CEO. The note originally matured on June 30, 2020, bore interest at 8% per annum, had no covenants, and was unsecured. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$300
Accrued interest	—	23
Interest expense	13	23
Principal settled with equity	300	—
Interest settled with equity	36	—
Proceeds	—	300

In October 2018, the Company borrowed $1,500 through a note payable from an entity formerly controlled by the Company’s founder and former CEO. The note originally matured on December 31, 2019, bore interest at 2.86% per annum, had no covenants, and was unsecured. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,500
Accrued interest	—	95
Interest expense	24	43
Principal settled with equity	1,500	—
Interest settled with equity	119	—

As a result of the September 2020 Modification of notes with principal amounts of $4,400, $2,240, $300, and $1,500, the Company recorded an immaterial gain on extinguishment and immaterial accretion of debt discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

(11)	The Company issued the following notes with a related party.

In March 2019, the Company borrowed $1,500 through a note payable from a related party. The note originally matured on March 6, 2020, bore interest at 8.99% per annum, had no covenants and was unsecured. Principal repayments of $1,000 were made in 2019 and $120 in 2020. In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$380
Accrued interest	—	99
Interest expense	21	45
Principal settled with equity	380	—
Interest settled with equity	118	—
Principal payments in cash	—	120

In June 2019, the Company borrowed $3,600 through a note payable from a related party, which was repaid in 2019. The note matured on July 5, 2019, bore interest at 2.99% per annum, had no covenants and was unsecured. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Accrued interest	—	4
Interest settled with equity	4	—

In September 2019, the Company borrowed $180 through a note payable from a related party. The note originally matured December 1, 2019, bore interest at 6.99% per annum, had no covenants, and was unsecured. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$180
Accrued interest	—	10
Interest expense	8	6
Principal settled with equity	180	—
Interest settled with equity	17	—

In November 2019, the Company borrowed $2,700 through a note payable from a U.S. based investment firm. The note originally matured on June 3, 2020, bore interest at 6.99% per annum, had no covenants, and was unsecured. Principal payments of $1,500 were made in 2020. In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,200
Accrued interest	—	192
Interest expense	55	171
Principal settled with equity	1,200	—
Interest settled with equity	239	—
Principal payments in cash	—	1,500
Interest payments in cash	—	5

As a result of the September 2020 Modification of the $380 notes, the $180 notes and the $1,200 notes, the Company recorded an immaterial gain on extinguishment and immaterial accretion of the debt discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

(12)	The Company issued the following notes with a related party.

During 2019, a U.S. corporation controlled by a related party of the Company made deposits of $11,635 with the Company as a right of first refusal to lease FF 91 vehicles. On February 1, 2020, due to production delays the Company entered into a deposit conversion agreement with this corporation to convert the deposit amounts previously paid into a note payable. Upon conversion, the Company reclassified the deposit recorded in other current liabilities as of December 31, 2019 to related party notes payable as of December 31, 2020. The note matured on December 31, 2020, bore interest at 8.0% per annum, had no covenants, and was unsecured.

As a result of the September 2020 Modification, the Company recorded an immaterial gain on extinguishment and immaterial accretion of debt discount in the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020.

In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the related party note payable.

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$11,635
Accrued interest	—	1,177
Interest expense	515	933
Principal settled with equity	11,635	—
Interest settled with equity	1,692	—

Assumed Related Party Notes Payable in the Business Combination

As part of the Business Combination, the Company assumed related party promissory notes of $500 and related party convertible notes of $300, which PSAC issued to certain related parties during 2021. The promissory note was non-interest bearing and due on the date on which the Company consummates a Business Combination and was unsecured. The convertible note was non-interest bearing and due on the date on which the Company consummates a Business Combination and was unsecured. The convertible related party notes were fair valued at $580 at the Closing Date. As part of the Closing of the Business Combination, the Company issued Class A Common Stock and 80,000 Private Warrants to settle related party notes of PSAC with an aggregate principal amount of $800.

Fair Value of Related Party Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s related party notes payable not carried at fair value using inputs from Level 3 under the fair value hierarchy is $13,337 and $287,183 as of December 31, 2021 and 2020, respectively.

Schedule of Principal Maturities of Related Party Notes Payable

The future scheduled principal maturities of related party notes payable as of December 31, 2021 were as follows:

Years ended December 31,
Due on demand	$13,655